Earnout Liability (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) percent
Earnout Liability [Line Items]
Earn out payments	$ 7,200
Earn out payments on development	$ 1,500
Revenues earnout paid		$ 1,962
Measurement Input, Discount Rate [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input | percent		13.22
Measurement Input, Expected Term [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input		0.5